[LOGO OF DELAWARE INVESTMENTS]








                                                                Lincoln National
                                                        International Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National International Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National International Fund, Inc.

Managed by:

[LOGO OF DELAWARE INVESTMENTS]

The Lincoln National International Fund had a return of -5.5% for the first six months of 2001 while its benchmark, the MSCI EAFE Index* returned -14.4%.

The first half of 2001 was a weak investment environment. Markets across the world declined sharply. Two particular trends were evident: foreign currencies declined against the dollar and European markets, most notably the technology and telecom dominated Finnish and Swedish markets, were especially weak. While the value of the Fund did decline over this period, overall the Fund held up well against this background benefiting from good investment decisions both on asset allocation as well as security selection.

We held significant investments in Australia where markets actually provided positive U.S. dollar returns while two of the best performing investments in the portfolio were a Korean steel maker and a South African manufacturer of synthetic fuels. In aggregate we were also underexposed to the weak Euro Zone.

Looking forward, we view the growing economic slowdown across the world as the most substantial risk. Most countries in Europe are now headed for slower growth while many forecasters show growth in Germany as slow or even slower than the U.S. Meanwhile in Japan, we fear that the desire of the new government to reduce public debt may depress growth further. Despite this poor outlook, our analysis continues to indicate that foreign currencies are undervalued against the U.S. dollar while equity markets in both Europe and Asia are offering better long term value.

Elizabeth A. Desmond

Clive Gillmore


* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australia and the Far East. An investor cannot invest directly in the above index/indexes which is/are unmanaged.

                              International Fund 1

Lincoln National
International Fund, Inc.

Statement of Net Assets
Six months ended June 30, 2001 (Unaudited)
                                                     Number         Market
Common Stock - 98.3%                                 of Shares      Value
--------------------------------------------------------------------------------
Australia - 11.1%
--------------------------------------------------------------------------------
 Amcor                                               1,953,500      $ 6,596,053
 CSR                                                 2,426,663        8,787,808
 Foster's Brewing Group                              3,347,500        9,356,510
 National Australia Bank                               593,800       10,616,118
 Orica                                               1,072,287        2,435,982
 Paperlinx                                             783,667        1,622,819
--------------------------------------------------------------------------------
                                                                     39,415,290
Belgium - 0.9%
--------------------------------------------------------------------------------
 Electrabel                                             15,454        3,053,381
--------------------------------------------------------------------------------

Finland - 0.8%
--------------------------------------------------------------------------------
 UPM-Kymmene OYJ                                       105,192        2,975,848
--------------------------------------------------------------------------------

France - 8.4%
--------------------------------------------------------------------------------
 Alcatel Alsthom                                       182,300        3,815,006
 Compagnie de Saint Gobain                              45,850        6,234,849
 Societe Generale Class A                              159,133        9,431,039
 Total Fina Elf Class B                                 74,631       10,458,425
--------------------------------------------------------------------------------
                                                                     29,939,319
Germany - 8.8%
--------------------------------------------------------------------------------
 Bayer                                                 215,400        8,394,892
 Bayerische Hypo-und Vereinsbank                       205,700       10,055,917
 RWE                                                   206,900        8,203,854
 Siemens                                                75,600        4,579,725
--------------------------------------------------------------------------------
                                                                     31,234,388
Hong Kong - 4.2%
--------------------------------------------------------------------------------
 Hong Kong Electric                                  1,569,500        6,036,693
 Jardine Matheson Holdings                             725,600        4,462,440
 Wharf Holdings                                      2,048,000        4,279,905
--------------------------------------------------------------------------------
                                                                     14,779,038
Japan - 14.0%
--------------------------------------------------------------------------------
 Canon                                                 316,000       12,769,215
 Eisai                                                 287,000        6,431,470
 Hitachi                                               734,000        7,209,061
 Matsushita Electric Industrial                        391,000        6,119,319
 Murata Manufacturing                                  106,800        7,098,594
 Nichido Fire & Marine                                 548,000        3,418,273
 West Japan Railway                                      1,134        6,146,195
--------------------------------------------------------------------------------
                                                                     49,192,127
Malaysia - 0.6%
--------------------------------------------------------------------------------
 Sime Darby                                          2,094,200        2,182,377
--------------------------------------------------------------------------------

Netherlands - 7.1%
--------------------------------------------------------------------------------
 Elsevier                                              592,700        7,381,827
 ING Groep                                             131,377        8,593,067
 Royal Dutch Petroleum                                 162,100        9,336,321
--------------------------------------------------------------------------------
                                                                     25,311,215
New Zealand - 2.3%
--------------------------------------------------------------------------------
 Carter Holt Harvey                                  4,063,700        2,797,167
 Telecom Corporation of New Zealand                  2,296,800        5,235,756
--------------------------------------------------------------------------------
                                                                      8,032,923
Korea - 1.0%
--------------------------------------------------------------------------------
 Pohang Iron & Steel Adr                               188,410        3,715,445
--------------------------------------------------------------------------------

Singapore - 1.2%
--------------------------------------------------------------------------------
 Overseas Chinese Banking                              672,000        4,389,023
--------------------------------------------------------------------------------

                                                     Number        Market
South Africa - 2.1%                                  of Shares     Value
--------------------------------------------------------------------------------
 Sanlam                                              2,846,500     $  3,888,951
 Sasol                                                 397,375        3,632,511
--------------------------------------------------------------------------------
                                                                      7,521,462
Spain - 5.3%
--------------------------------------------------------------------------------
 Banco Santander Central Hispanoamericano              620,537        5,625,525
 Iberdrola                                             510,800        6,556,546
+Telefonica de Espana                                  534,161        6,589,385
--------------------------------------------------------------------------------
                                                                     18,771,456
United Kingdom - 30.5%
--------------------------------------------------------------------------------
 Associated British Food                               176,863        1,151,355
 Bass                                                  864,900        9,031,757
 BG Group                                            1,809,880        7,124,047
 Blue Circle Industries                                988,416        6,855,532
 Boots                                               1,096,899        9,299,472
 British Airways                                     1,318,500        6,368,973
 Cable & Wireless                                      834,700        4,890,113
 GKN                                                   694,600        6,695,814
 GlaxoSmithKline                                       377,899       10,606,650
 Great Universal Stores                              1,295,900       11,086,972
 Halifax Group                                         858,682        9,904,018
 Lloyds TSB                                            648,064        6,475,383
 PowerGen                                            1,118,900       11,329,620
 Rio Tinto                                             383,000        6,796,174
--------------------------------------------------------------------------------
                                                                    107,615,880
Total Common Stock
(Cost $355,566,114)                                                 348,129,172
--------------------------------------------------------------------------------

                                                    Par
Commercial Paper - 2.0%                             Amount
--------------------------------------------------------------------------------
Hubbell, 4.15% 07/02/01                             $7,247,000        7,246,165
--------------------------------------------------------------------------------

Total Commercial Paper
(Cost $7,246,165)                                                     7,246,165
--------------------------------------------------------------------------------

Total Market Value of Securities - 100.3%
(Cost $362,812,279)                                                 355,375,337
--------------------------------------------------------------------------------

Liabilities Net of Receivables and Other Assets - (0.3%)               (887,986)
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $11.821 per share
based on 29,988,390 shares issued and outstanding)                $ 354,487,351
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
100,000,000 authorized shares                                     $     299,884
Paid in capital in excess of par value of
  shares issued                                                     365,778,905
Undistributed net investment income ++                                4,205,543
Accumulated net realized loss on investments                         (8,305,849)
Net unrealized depreciation of investments
 and foreign currencies                                              (7,491,132)
--------------------------------------------------------------------------------

Total Net Assets                                                  $ 354,487,351
--------------------------------------------------------------------------------

+    Non-income producing security for the period ended June 30, 2001.

ADR  - American Depositary Receipts

++ Undistributed net investment income includes net realized gain (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements

                              International Fund 2

Lincoln National International Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
 Dividends                                                               $  6,759,672
--------------------------------------------------------------------------------------
 Less: Foreign withholding tax                                               (664,683)
--------------------------------------------------------------------------------------
 Interest                                                                      38,829
--------------------------------------------------------------------------------------
  Total investment income                                                   6,133,818
--------------------------------------------------------------------------------------

Expenses:
 Management fees                                                            1,544,478
--------------------------------------------------------------------------------------
 Accounting fees                                                              126,733
--------------------------------------------------------------------------------------
 Custody fees                                                                  98,721
--------------------------------------------------------------------------------------
 Printing and postage                                                          34,942
--------------------------------------------------------------------------------------
 Professional fees                                                             25,570
--------------------------------------------------------------------------------------
 Directors fees                                                                 2,100
--------------------------------------------------------------------------------------
 Other                                                                         11,676
--------------------------------------------------------------------------------------
                                                                            1,844,220
--------------------------------------------------------------------------------------
  Less expenses paid indirectly                                                  (795)
--------------------------------------------------------------------------------------
  Total expenses                                                            1,843,425
--------------------------------------------------------------------------------------
Net investment income                                                       4,290,393
--------------------------------------------------------------------------------------

Net realized and unrealized loss on
investments and foreign currency transactions:
 Net realized loss on:
     Investment transactions                                               (8,305,849)
--------------------------------------------------------------------------------------
     Foreign currency transactions                                            (88,614)
--------------------------------------------------------------------------------------
     Net realized loss on investment transactions and
     foreign currency transactions                                         (8,394,463)
--------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation of:
     Investments                                                          (16,999,134)
--------------------------------------------------------------------------------------
     Foreign currency                                                         (96,374)
--------------------------------------------------------------------------------------
     Net change in unrealized appreciation/depreciation of investments
     and foreign currency                                                 (17,095,508)
--------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                           (25,489,971)
--------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                     $(21,199,578)
--------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                Six months
                                                                ended
                                                                6/30/2001        Year ended
                                                                (Unaudited)      12/31/00
                                                                -------------------------------
Changes from operations:
 Net investment income                                          $   4,290,393    $   9,212,061
-----------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments and foreign currency      (8,394,463)      29,677,269
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments                                                   (17,095,508)     (44,228,579)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              (21,199,578)      (5,339,249)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                             (4,317,600)      (8,300,247)
-----------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                     (30,196,848)     (10,724,739)
-----------------------------------------------------------------------------------------------
  Total distributions to shareholders                             (34,514,448)     (19,024,986)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                           6,611,887      (98,363,452)
-----------------------------------------------------------------------------------------------
 Total decrease in net assets                                     (49,102,139)    (122,727,687)
-----------------------------------------------------------------------------------------------
Net Assets, beginning of period                                   403,589,490      526,317,177
-----------------------------------------------------------------------------------------------
Net Assets, end of period                                       $ 354,487,351    $ 403,589,490
-----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                              International Fund 3

Lincoln National International Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                          Six months
                                          ended
                                          6/30/2001 1,2  Year ended December 31,
                                          (Unaudited)    2000 2      1999 2     1998 2       1997        1996
                                          -----------------------------------------------------------------------
Net asset value, beginning of period         $ 13.769    $ 14.374    $ 15.982   $ 14.673     $ 14.556    $ 13.398

Income from investment operations:
   Net investment income                        0.149       0.287       0.294      0.253        0.066       0.071
   Net realized and unrealized gain/loss
      on investments and foreign currency      (0.842)     (0.284)      2.182      1.838        0.771       1.244
                                          -----------------------------------------------------------------------
   Total from investment operations            (0.693)      0.003       2.476      2.091        0.837       1.315
                                          -----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income        (0.157)     (0.272)     (0.529)    (0.189)           -      (0.071)
   Distributions from net realized gain on
       investment transactions                 (1.098)     (0.336)     (3.555)    (0.593)      (0.720)     (0.086)
                                          -----------------------------------------------------------------------
Total dividends and distributions              (1.255)     (0.608)     (4.084)    (0.782)      (0.720)     (0.157)
                                          -----------------------------------------------------------------------
Net asset value, end of period               $ 11.821    $ 13.769    $ 14.374   $ 15.982     $ 14.673    $ 14.556
                                          -----------------------------------------------------------------------

Total Return 3                                  (5.49%)      0.13%      17.75%     14.65%        6.00%       9.52%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.99%       0.96%       0.92%      0.93%        0.93%       1.19%
   Ratio of net investment income
       to average net assets                     2.30%       2.13%       2.05%      1.63%        0.44%       0.51%
   Portfolio Turnover                              15%          7%         12%       123%          78%         69%
   Net assets, end of period (000 omitted)   $354,487    $403,589    $526,317    $501,654    $466,229    $440,375

1    Ratios have been annualized and total return has not been annualized.
2    Per share information was based on the average shares outstanding method.
3 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                              International Fund 4

Lincoln National International Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National International Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund trades in securities issued outside the United States - mostly stocks, with an occasional bond or money market security.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Expenses: The custodian bank of the fund has agreed to waive its custodial fees when the fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset arrangements amounted to $795.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                              International Fund 5

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million. The sub-advisor, Delaware Investment Advisors Ltd. ("DIAL"), which is an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net asset of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2001 are as follows:

       Aggregate     Aggregate     Gross          Gross           Net
       Cost of       Proceeds      Unrealized     Unrealized      Unrealized
       Purchases     From Sales    Appreciation   Depreciation    Appreciation
       -----------------------------------------------------------------------
       $26,393,256   $43,417,106   $48,833,482    $(56,270,424)   $(7,436,942)

4. Supplemental Financial Instrument Information

Forward Foreign Currency Contracts: The Fund may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a financial instrument of foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2001 were as follows:

       Contracts to       Foreign          U.S. Cost                     Unrealized
       Receive (Deliver)  Currency         (Proceeds)  Settlement Dates  Gain (Loss)
       -----------------------------------------------------------------------------
       239,712            British Pounds   $337,574    July 2001          $ (61)
       144,244            British Pounds    203,122    July 2001           (232)

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

                              International Fund 6

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. Distribution of investments for the Fund, by industry, as a percentage of total investments, consisted of the following at June 30, 2001:

       Banking, Finance and Insurance                                20.4%
       ------------------------------------------------------------------
       Energy                                                        10.9
       ------------------------------------------------------------------
       Utilities                                                      9.5
       ------------------------------------------------------------------
       Buildings and Materials                                        7.4
       ------------------------------------------------------------------
       Electronics & Electrical Equipment                             9.4
       ------------------------------------------------------------------
       Retail                                                         7.0
       ------------------------------------------------------------------
       Food, Beverage & Tobacco                                       5.5
       ------------------------------------------------------------------
       Healthcare and Pharmaceuticals                                 4.8
       ------------------------------------------------------------------
       Others (individually less than 4%)                            25.1
       ------------------------------------------------------------------
                                                                    100.0%
                                                                    =====

6. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                   Net  Increase (Decrease)
                   Capital                   Reinvestment of         Capital Shares               Resulting From Capital
                   Shares Sold               Dividends               Redeemed                     Share Transactions
                   ----------------------------------------------------------------------------------------------------------
                   Shares     Amount         Shares     Amount       Shares       Amount          Shares       Amount
                   ----------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):       2,524,584  $32,827,825   2,772,690  $34,514,448   (4,619,547) $ (60,730,386)     677,727   $  6,611,887

Year ended
 December 31, 2000: 5,409,484   72,831,877   1,398,811   19,024,986  (14,111,336)  (190,220,315)  (7,303,041)   (98,363,452)

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                              International Fund 7